Share-based payment - Stock option (Details)	12 Months Ended
Dec. 31, 2020 Y BRL (R$) R$ / shares
6.24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of options | R$	1,842,951
Strike price - reais	R$ 6.24
Option pricing	R$ 4.24
Dividends - %	3.30%
Volatility - %	25.24%
Risk-free interest rate - %	10.27%
Maturity terms | Y	4
11.28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of options | R$	406,059
Strike price - reais	R$ 11.28
Option pricing	R$ 3.94
Dividends - %	0.80%
Volatility - %	25.11%
Risk-free interest rate - %	10.12%
Maturity terms | Y	4
38.72
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of options | R$	432,855
Strike price - reais	R$ 38.72
Option pricing	R$ 11.86
Dividends - %	1.28%
Volatility - %	24.00%
Risk-free interest rate - %	12.96%
Maturity terms | Y	4
38.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of options | R$	566,592
Strike price - reais	R$ 38.17
Option pricing	R$ 14.00
Dividends - %	0.85%
Volatility - %	25.01%
Risk-free interest rate - %	7.25%
Maturity terms | Y	4
16.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of options | R$	391,618
Strike price - reais	R$ 16.99
Option pricing	R$ 3.83
Dividends - %	1.34%
Volatility - %	24.25%
Risk-free interest rate - %	9.71%
Maturity terms | Y	4
21.61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of options | R$	420,552
Strike price - reais	R$ 21.61
Option pricing	R$ 2.99
Dividends - %	1.39%
Volatility - %	23.69%
Risk-free interest rate - %	7.43%
Maturity terms | Y	4